VESSELS AND EQUIPMENT, NET (Details) (Container Vessels [Member], USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014 carriers
Container Vessels [Member]
Property Subject to or Available for Operating Lease [Line Items]
Number Of Container Vessel Acquired	9
Cost of Acquired Vessels	$ 127.9